Term Deposits	12 Months Ended
Mar. 31, 2025
Term Deposit [Abstract]
Term Deposits
23)
TERM DEPOSITS

	As at March 31
Particulars	2024	2025
Term deposits	280,688	254,416
Total	280,688	254,416
Non-current	966	2,130
Current	279,722	252,286
Total	280,688	254,416

As at March 31, 2025, term deposits amounting to USD 2,974 (March 31, 2024: USD 2,859) marked as lien with National Company Law Appellate Tribunal and USD 4,989 (March 31, 2024: USD 3,169) pledged mainly with banks against bank guarantees, bank overdraft facility and other facilities.

The Group’s exposure to credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.